Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income And Finance Costs [Abstract]
Summary of finance income and finance cost

	Note	2023 US$m	2022 US$m	2021 US$m
Finance income from loans to equity accounted units		4	3	2
Other finance income (including bank deposits, net investment in leases, and other financial assets)		532	176	62
Total finance income		536	179	64

Interest on:
– Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives		(1,209)	(713)	(489)
– Lease liabilities		(50)	(49)	(47)
Fair value movements:
– Bonds designated as hedged items in fair value hedges(a)		(190)	526	246
– Derivatives designated as hedging instruments in fair value hedges(a)		203	(515)	(242)
Loss on early redemption of bonds		—	—	(69)
Amounts capitalised(b)	12, 13	279	416	358
Total finance costs		(967)	(335)	(243)
(a)The main sources of ineffectiveness of the fair value hedges include changes in the timing of the cash flows of the hedging instrument compared to the underlying hedged item, and changes in the credit risk of parties to the hedging relationships.
(b)We capitalise interest based on the Group or relevant subsidiary’s cost of borrowing (refer to note 12 and note 13) or at the rate of project-specific debt (where applicable).